LEGG MASON ETF INVESTMENT TRUST

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS INSTITUTIONAL TRUST

LEGG MASON PARTNERS MONEY MARKET TRUST

LEGG MASON PARTNERS PREMIUM MONEY MARKET TRUST

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

LEGG MASON PARTNERS VARIABLE INCOME TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED APRIL 1, 2020 TO THE

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

OF THE FUNDS LISTED IN SCHEDULE A

1)	For each of the funds listed in Schedule A, the following disclosure replaces the section in each fund’s Summary Prospectus and Statutory Prospectus titled “Market Events Risk”:

Market events risk. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

The rapid and global spread of a highly contagious novel coronavirus respiratory disease, designated COVID-19, first detected in China in December 2019, has resulted in extreme volatility in the financial markets and severe losses; reduced liquidity of many instruments; restrictions on international and, in some cases, local travel, significant disruptions to business operations (including business closures); strained healthcare systems; disruptions to supply chains, consumer demand and employee availability; and widespread uncertainty regarding the duration and long-term effects of this pandemic. Some sectors of the economy and individual issuers have experienced particularly large losses. In addition, the COVID-19 pandemic may result in a sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations and increased volatility and/or decreased liquidity in the securities markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, are taking extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by pushing interest rates to very low levels. This and other government intervention into the economy and financial markets to address the COVID-19 pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The COVID-19 pandemic could adversely affect the value and liquidity of the fund’s investments, impair the fund’s ability to satisfy redemption requests, and negatively impact the fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the fund by its service providers.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON ETF INVESTMENT TRUST

Legg Mason Emerging Markets Low Volatility High Dividend ETF	March 1, 2020
Legg Mason Global Infrastructure ETF	March 1, 2020
Legg Mason International Low Volatility High Dividend ETF	March 1, 2020
Legg Mason Low Volatility High Dividend ETF	March 1, 2020
Legg Mason Small-Cap Quality Value ETF	November 29, 2019
ClearBridge All Cap Growth ETF	February 1, 2020
ClearBridge Dividend Strategy ESG ETF	March 31, 2020
ClearBridge Large Cap Growth ESG ETF	March 31, 2020
Western Asset Short Duration Income ETF	November 29, 2019
Western Asset Total Return ETF	April 29, 2019

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

ClearBridge International Growth Fund	March 1, 2020
ClearBridge Global Infrastructure Income Fund	February 1, 2020
ClearBridge Small Cap Fund	March 1, 2020
ClearBridge Value Trust	March 1, 2020
BrandywineGLOBAL — Alternative Credit Fund	March 1, 2020
BrandywineGLOBAL — Diversified US Large Cap Value Fund	February 1, 2020
BrandywineGLOBAL — Dynamic US Large Cap Value Fund	February 1, 2020
BrandywineGLOBAL — Global Flexible Income Fund	April 29, 2019
BrandywineGLOBAL — Global High Yield Fund	February 1, 2020
BrandywineGLOBAL — Global Opportunities Bond Fund	April 29, 2019
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged)	March 23, 2019
BrandywineGLOBAL — Global Unconstrained Bond Fund	March 1, 2020
BrandywineGLOBAL — International Opportunities Bond Fund	April 29, 2019
Martin Currie Emerging Markets Fund	February 1, 2020
Martin Currie International Unconstrained Equity Fund	September 30, 2019
Martin Currie SMASh Series EM Fund	November 29, 2019
QS Global Market Neutral Fund	February 1, 2020
QS International Equity Fund	February 1, 2020
QS Strategic Real Return Fund	February 1, 2020
QS U.S. Small Capitalization Equity Fund	April 29, 2019

LEGG MASON PARTNERS EQUITY TRUST

ClearBridge Aggressive Growth Fund	December 27, 2019
ClearBridge All Cap Value Fund	February 1, 2020
ClearBridge Appreciation Fund	March 1, 2020
ClearBridge Dividend Strategy Fund	April 29, 2019
ClearBridge International Small Cap Fund	February 1, 2020
ClearBridge International Value Fund	March 1, 2020
ClearBridge Large Cap Growth Fund	March 31, 2020
ClearBridge Large Cap Value Fund	March 1, 2020
ClearBridge Mid Cap Fund	March 1, 2020
ClearBridge Mid Cap Growth Fund	March 1, 2020
ClearBridge Select Fund	March 1, 2020
ClearBridge Small Cap Growth Fund	March 1, 2020
ClearBridge Small Cap Value Fund	February 1, 2020
ClearBridge Sustainability Leaders Fund	March 1, 2020
ClearBridge Tactical Dividend Income Fund	March 1, 2020
QS Conservative Growth Fund	June 1, 2019
QS Defensive Growth Fund	June 1, 2019
QS Global Dividend Fund	February 1, 2020

Fund	Date of Summary Prospectus and Prospectus
QS Global Equity Fund	March 1, 2020
QS Growth Fund	June 1, 2019
QS Moderate Growth Fund	June 1, 2019
QS S&P 500 Index Fund	February 1, 2020
QS U.S. Large Cap Equity Fund	March 31, 2020

LEGG MASON PARTNERS INCOME TRUST

Western Asset Adjustable Rate Income Fund	September 30, 2019
Western Asset California Municipals Fund	June 28, 2019
Western Asset Corporate Bond Fund	April 29, 2019
Western Asset Emerging Markets Debt Fund	June 28, 2019
Western Asset Global High Yield Bond Fund	April 29, 2019
Western Asset Income Fund	November 29, 2019
Western Asset Intermediate Maturity California Municipals Fund	March 31, 2020
Western Asset Intermediate Maturity New York Municipals Fund	March 31, 2020
Western Asset Intermediate-Term Municipals Fund	August 1, 2019
Western Asset Managed Municipals Fund	June 28, 2019
Western Asset Massachusetts Municipals Fund	March 31, 2020
Western Asset Mortgage Total Return Fund	April 29, 2019
Western Asset Municipal High Income Fund	November 29, 2019
Western Asset New Jersey Municipals Fund	August 1, 2019
Western Asset New York Municipals Fund	August 1, 2019
Western Asset Oregon Municipals Fund	August 30, 2019
Western Asset Pennsylvania Municipals Fund	August 1, 2019
Western Asset Short Duration High Income Fund	November 29, 2019
Western Asset Short Duration Municipal Income Fund	June 28, 2019
Western Asset Short-Term Bond Fund	April 29, 2019

LEGG MASON PARTNERS INSTITUTIONAL TRUST

Western Asset Institutional Government Reserves	December 27, 2019
Western Asset Institutional Liquid Reserves	December 27, 2019
Western Asset Institutional U.S. Treasury Obligations Money Market Fund	December 27, 2019
Western Asset Institutional U.S. Treasury Reserves	December 27, 2019
Western Asset Premier Institutional Government Reserves	October 28, 2019
Western Asset Premier Institutional Liquid Reserves	October 28, 2019
Western Asset Premier Institutional U.S. Treasury Reserves	October 28, 2019
Western Asset Select Tax Free Reserves	December 27, 2019
Western Asset SMASh Series EC Fund	June 28, 2019
Western Asset SMASh Series C Fund	June 28, 2019
Western Asset SMASh Series M Fund	June 28, 2019
Western Asset SMASh Series TF Fund	June 28, 2019

LEGG MASON PARTNERS MONEY MARKET TRUST

Western Asset Government Reserves	December 27, 2019
Western Asset New York Tax Free Money Market Fund	December 27, 2019
Western Asset Prime Obligations Money Market Fund	December 27, 2019
Western Asset Tax Free Reserves	December 27, 2019
Western Asset U.S. Treasury Reserves	December 27, 2019

LEGG MASON PARTNERS PREMIUM MONEY MARKET TRUST

Western Asset Premium Liquid Reserves	December 27, 2019
Western Asset Premium U.S. Treasury Reserves	December 27, 2019

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

ClearBridge Variable Aggressive Growth Portfolio	April 29, 2019
ClearBridge Variable Appreciation Portfolio	April 29, 2019

Fund	Date of Summary Prospectus and Prospectus
ClearBridge Variable Dividend Strategy Portfolio	April 29, 2019
ClearBridge Variable Large Cap Growth Portfolio	April 29, 2019
ClearBridge Variable Large Cap Value Portfolio	April 29, 2019
ClearBridge Variable Mid Cap Portfolio	April 29, 2019
ClearBridge Variable Small Cap Growth Portfolio	April 29, 2019
QS Variable Conservative Growth	April 29, 2019
QS Variable Growth	April 29, 2019
QS Variable Moderate Growth	April 29, 2019
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	April 29, 2019

LEGG MASON PARTNERS VARIABLE INCOME TRUST

Western Asset Core Plus VIT Portfolio	April 29, 2019
Western Asset Variable Global High Yield Bond Portfolio	April 29, 2019

WESTERN ASSET FUNDS, INC.

Western Asset Core Bond Fund	April 29, 2019
Western Asset Core Plus Bond Fund	April 29, 2019
Western Asset High Yield Fund	September 30, 2019
Western Asset Inflation Indexed Plus Bond Fund	April 29, 2019
Western Asset Intermediate Bond Fund	September 30, 2019
Western Asset Macro Opportunities Fund	March 1, 2020
Western Asset Total Return Unconstrained Fund	September 30, 2019

Please retain this supplement for future reference.

LMFX590175

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